STOCK BASED COMPENSATION - Stock-Based Compensation Expense (Details)	3 Months Ended
Sep. 30, 2025 USD ($)
FAIR VALUE MEASUREMENTS
Total stock-based compensation expense	$ 155,411
Total unrecognized compensation cost	$ 11,273,921
Weighted average recognition period	2 years 9 months
Time-Based Stock Awards
FAIR VALUE MEASUREMENTS
Total stock-based compensation expense	$ 53,492
Market-based stock awards
FAIR VALUE MEASUREMENTS
Total stock-based compensation expense	$ 101,919